UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant's telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2007

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.5%
Airlines	0.7
Automotive	2.3
Banks	14.5
Beverages, Food & Tobacco	3.9
Building Materials	1.0
Chemicals	3.1
Commercial Services & Supplies	9.0
Communications	11.9
Computers & Information	0.6
Cosmetics & Personal Care	0.3
Electric Utilities	1.8
Electrical Equipment	10.8
Energy Equipment & Services	2.6
Financial Services	4.3
Forest Products & Paper	0.9
Home Construction, Furnishings & Appliances	2.6
Insurance	1.8
Metals & Mining	6.2
Oil & Gas	12.7
Pharmaceuticals	1.6
Real Estate	1.8
Retailers	2.2
Transportation	3.6
Total Investments	100.7
Other Assets Less Liabilities	(0.7)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

	Shares	Value (1)

Common Stocks - 95.0%

Brazil - 8.6%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	26,500	1,675,330
Brazil Realty SA (Real Estate)	148,598	1,739,811
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	26,300	1,801,550
Companhia Vale do Rio Doce - ADR (Metals & Mining)	119,120	5,838,071
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	22,500	972,675
Natura Cosmeticos SA (Cosmetics & Personal Care)	47,600	581,067
Petroleo Brasileiro SA - ADR (Oil & Gas)	57,498	3,731,620
Wilson Sons Ltd. - GDR (Commercial Services & Supplies) *	45,948	651,416
		16,991,540
Chile - 1.6%
Banco Santander - ADR (Banks)	34,536	1,646,676
Lan Airlines SA - Sponsored ADR (Airlines)	18,400	1,473,288
		3,119,964
China - 12.9%
ASM Pacific Technology Ltd. (Electrical Equipment)	294,000	2,691,647
China Merchants Holdings International Co., Ltd. (Transportation)	513,000	2,487,672
China Mobile Ltd. - Sponsored ADR (Communications)	68,749	3,945,505
China Overseas Land & Investment Ltd. (Real Estate)	820,000	1,733,572
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	26,920	2,825,792
China Resources Enterprise (Financial Services)	694,000	2,769,609
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	1,284,500	5,053,836
Datang International Power Generation Co., Ltd. (Electric Utilities)	4,083,600	3,503,057
Wumart Stores Inc. - Class H (Retailers) #	463,200	469,935
		25,480,625
Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)	45,870	1,632,513

Czech Republic - 0.8%
Zentiva BV (Pharmaceuticals)	26,650	1,557,984

Egypt - 3.1%
Orascom Construction Industries (Commercial Services & Supplies)	27,620	3,887,216
Orascom Telecom Holding SAE - GDR (Communications) †	34,799	2,313,941
		6,201,157
India - 7.8%
Bajaj Auto Ltd. (Automotive)	36,180	2,103,834
Bharti Tele-Ventures Ltd. (Communications) # *	225,350	5,022,349
Container Corp. of India Ltd. (Transportation)	29,510	1,621,859
HDFC Bank Ltd. - ADR (Banks)	26,893	2,329,203
ICICI Bank Ltd. (Banks)	110,700	2,521,195
Larsen & Toubro Ltd. (Commercial Services & Supplies)	27,800	1,780,445
		15,378,885
Indonesia - 3.5%
PT Bank Danamon Indonesia Tbk (Banks)	2,541,500	2,295,353
PT Bank Rakyat Indonesia (Banks)	2,550,000	1,708,262
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	61,130	2,909,177
		6,912,792
Israel - 1.9%
Israel Chemicals Ltd. (Chemicals)	467,130	3,805,430

1

	Shares	Value (1)

Luxembourg - 0.4%
Millicom International Cellular SA (Communications) *	10,900	875,270

Malaysia - 2.6%
IOI Corp. Berhad (Chemicals)	1,491,700	2,270,731
MISC Berhad (Transportation)	181,100	533,619
Sime Darby Berhad (Commercial Services & Supplies)	787,000	2,294,442
		5,098,792
Mexico - 7.0%
America Movil SA de CV, Series L - ADR (Communications)	65,750	3,937,110
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	607,480	2,696,850
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	339,600	1,824,609
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances) *	648,000	2,729,210
Wal-Mart de Mexico SA de CV - ADR (Retailers)	71,065	2,591,506
		13,779,285
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	13,555	774,804

Poland - 3.6%
Bank Pekao SA (Banks)	24,710	2,285,381
Central European Distribution Corp. (Commercial Services & Supplies) * †	85,050	3,501,508
Polski Koncern Naftowy Orlen SA (Oil & Gas) *	66,340	1,291,686
		7,078,575
Russia - 9.7%
Evraz Group SA, GDR, Reg S (Metals & Mining)	55,800	2,704,256
Lukoil - Sponsored ADR (Oil & Gas)	48,928	3,955,829
Mobile TeleSystems (Communications)	170,600	1,765,710
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	137,250	5,913,137
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco) *	68,020	2,093,141
Sberbank of Russia (Banks)	673,000	2,792,950
		19,225,023
South Africa - 8.0%
Bidvest Group Ltd. (Commercial Services & Supplies)	88,957	1,783,699
Impala Platinum Holdings Ltd. (Metals & Mining)	129,224	3,771,200
Pretoria Portland Cement Co., Ltd. (Building Materials)	345,750	2,046,913
SABMiller plc (Beverages, Food & Tobacco)	77,000	1,948,418
Sasol Ltd. (Oil & Gas)	76,780	2,900,643
Standard Bank Group Ltd. (Banks)	64,170	911,648
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	751,167	2,381,051
		15,743,572
South Korea - 11.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)	58,630	3,816,066
Hankook Tire Co., Ltd. (Automotive)	110,300	2,529,982
Hynix Semiconductor, Inc. (Electrical Equipment) *	53,530	2,156,729
Kookmin Bank - ADR (Banks)	27,873	2,391,225
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	5,141	1,259,374
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	15,580	5,116,867
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	17,000	3,482,402
Shinsegae Co., Ltd. (Retailers)	2,020	1,317,175
		22,069,820

2

	Shares	Value (1)

Taiwan - 5.7%
Advantech Co., Ltd. (Computers & Information)	353,778	1,117,962
Delta Electronics (Electrical Equipment)	826,280	3,252,529
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	516,400	4,258,605
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,335,086	2,632,074
		11,261,170
Thailand - 2.5%
PTT Exploration & Production PCL (Oil & Gas)	630,800	2,390,597
Siam Commercial Bank-Alien (Banks)	1,068,270	2,593,579
		4,984,176
Turkey - 1.1%
Turkiye Is Bankasi (Banks)	382,471	2,084,844

United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	193,420	1,597,434

United States - 1.0%
NII Holdings, Inc. (Communications) *	24,390	2,049,248

Total Common Stocks (Cost $143,347,322)		187,702,903

Preferred Stocks - 4.1%
Brazil - 3.0%
All America Latina Logistica SA (Transportation)	174,500	2,372,007
Banco Itau Holding Financeria SA - ADR (Banks)	76,544	3,501,122
		5,873,129
Russia - 1.1%
Transneft (Oil & Gas)	1,164	2,153,400

Total Preferred Stocks (Cost $6,242,818)		8,026,529

	Face
	Amount
Short Term Investments - 1.4%
Federal Home Loan Bank, 5.151%, due 08/24/07 ††	769,134	769,134
Federal Home Loan Bank, 5.153%, due 08/17/07 ††	769,462	769,462
Federal Home Loan Mortgage Corporation, 5.176%, due 08/07/07 ††	383,783	383,783
Federal Home Loan Mortgage Corporation, 5.183%, due 09/07/07 ††	767,244	767,244

Total Short Term Investments (Cost $2,689,623)		2,689,623

Repurchase Agreement - 0.2%
Morgan Stanley Repurchase Agreement, 5.365%, due 08/01/07 in the amount of $345,023; issued 07/31/07 (collateralized by $445,943 par of FHLB and FHLMC, 0.00% due 08/07/07-04/08/19, with an aggregate market value of $345,028. (Cost $338,258) ††	338,258	338,258

Total Investments - 100.7% (Cost $152,618,021)		$198,757,313

Other Assets Less Liabilities - (0.7)%		(1,291,938)

Net Assets - 100.0%		$197,465,375

See Notes to Financial Statements

3

Summary of Abbreviations
ADR -	American Depository Receipt
FHLB -	Federal Home Loan Bank
FHLMC -	Federal Home Loan Mortgage Corporation
GDR -	Global Depositary Receipt
Reg S -	Security sold outside United States without registration under the Securities Act of 1933

(1)	See Note 2 to Financial Statements
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at July 31, 2007; the value of the securities loaned amounted to $2,944,284. The value of collateral amounted to $3,027,881 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

4

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.5%
Airlines	0.8
Automotive	2.4
Banks	14.5
Beverages, Food & Tobacco	3.9
Building Materials	1.0
Chemicals	3.0
Commercial Services & Supplies	9.0
Communications	11.9
Computers & Information	0.6
Cosmetics & Personal Care	0.3
Electric Utilities	1.8
Electrical Equipment	10.8
Energy Equipment & Services	2.5
Financial Services	5.0
Forest Products & Paper	0.9
Home Construction, Furnishings & Appliances	2.6
Insurance	1.7
Metals & Mining	6.2
Oil & Gas	12.7
Pharmaceuticals	1.6
Real Estate	1.7
Retailers	2.4
Transportation	3.5
Total Investments	101.3
Other Assets Less Liabilities	(1.3)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

	Shares	Value (1)

Common Stocks - 95.0%

Brazil - 8.6%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	291,700	18,441,274
Brazil Realty SA (Real Estate)	1,550,692	18,155,768
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	287,400	19,686,900
Companhia Vale do Rio Doce - ADR (Metals & Mining)	1,252,150	61,367,871
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	233,840	10,108,903
Natura Cosmeticos SA (Cosmetics & Personal Care)	505,800	6,174,450
Petroleo Brasileiro SA - ADR (Oil & Gas)	605,042	39,267,226
Wilson Sons Ltd. - GDR (Commercial Services & Supplies) *	512,506	7,265,922
		180,468,314
Chile - 1.6%
Banco Santander - ADR (Banks)	363,944	17,352,850
Lan Airlines SA - Sponsored ADR (Airlines)	198,700	15,909,909
		33,262,759
China - 13.0%
ASM Pacific Technology Ltd. (Electrical Equipment)	3,145,000	28,793,296
China Merchants Holdings International Co., Ltd. (Transportation)	5,483,600	26,591,420
China Mobile Ltd. - Sponsored ADR (Communications)	722,561	41,467,776
China Overseas Land & Investment Ltd. (Real Estate)	8,680,000	18,350,498
China Petroleum & Chemical Corp. - ADR (Oil & Gas) †	291,500	30,598,755
China Resources Enterprise (Financial Services)	7,520,000	30,010,746
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	13,451,000	52,922,654
Datang International Power Generation Co., Ltd. (Electric Utilities)	43,389,400	37,220,968
Wumart Stores Inc. - Class H (Retailers) #	8,228,000	8,347,643
		274,303,756
Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)	484,200	17,232,678

Czech Republic - 0.8%
Zentiva BV (Pharmaceuticals)	289,800	16,941,980

Egypt - 3.2%
Orascom Construction Industries (Commercial Services & Supplies)	296,190	41,685,538
Orascom Telecom Holding SAE - GDR (Communications) †	370,971	24,667,519
		66,353,057
India - 7.7%
Bajaj Auto Ltd. (Automotive)	395,400	22,992,147
Bharti Tele-Ventures Ltd. (Communications) # *	2,385,608	53,167,763
Container Corp. of India Ltd. (Transportation)	309,760	17,024,296
HDFC Bank Ltd. - ADR (Banks) †	285,097	24,692,251
ICICI Bank Ltd. (Banks)	864,700	19,693,563
ICICI Bank Ltd. - Sponsored ADR (Banks)	140,000	6,204,800
Larsen & Toubro Ltd. (Commercial Services & Supplies)	294,000	18,829,172
		162,603,992
Indonesia - 3.5%
PT Bank Danamon Indonesia Tbk (Banks)	26,993,000	24,378,696
PT Bank Rakyat Indonesia (Banks)	28,018,000	18,769,450
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	658,050	31,316,599
		74,464,745

1

	Shares	Value (1)

Israel - 1.9%
Israel Chemicals Ltd. (Chemicals)	4,925,800	40,127,557

Luxembourg - 0.5%
Millicom International Cellular SA (Communications) *	122,000	9,796,600

Malaysia - 2.6%
IOI Corp. Berhad (Chemicals)	15,650,000	23,823,115
MISC Berhad (Transportation)	1,931,500	5,691,249
Sime Darby Berhad (Commercial Services & Supplies)	8,333,000	24,294,262
		53,808,626
Mexico - 7.0%
America Movil SA de CV, Series L - ADR (Communications)	696,200	41,688,456
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	6,444,840	28,611,258
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	3,641,100	19,562,971
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances) *	6,985,700	29,421,978
Wal-Mart de Mexico SA de CV - ADR (Retailers)	769,807	28,072,321
		147,356,984
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	152,115	8,694,893

Poland - 3.6%
Bank Pekao SA (Banks)	260,400	24,083,897
Central European Distribution Corp. (Commercial Services & Supplies) * †	915,400	37,687,018
Polski Koncern Naftowy Orlen SA (Oil & Gas) *	698,500	13,600,277
		75,371,192
Russia - 9.7%
Evraz Group SA, GDR, Reg S (Metals & Mining)	602,700	29,208,871
Lukoil - Sponsored ADR (Oil & Gas)	515,702	41,694,507
Mobile TeleSystems (Communications)	1,808,000	18,712,800
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	1,451,095	62,517,476
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco) *	718,100	22,097,684
Sberbank of Russia (Banks)	7,278,000	30,203,700
		204,435,038
South Africa - 7.9%
Bidvest Group Ltd. (Commercial Services & Supplies)	948,642	19,021,453
Impala Platinum Holdings Ltd. (Metals & Mining)	1,362,616	39,765,817
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,645,150	21,580,056
SABMiller plc (Beverages, Food & Tobacco)	831,000	21,027,727
Sasol Ltd. (Oil & Gas)	815,520	30,809,222
Standard Bank Group Ltd. (Banks)	706,069	10,030,956
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	7,896,963	25,031,813
		167,267,044
South Korea - 11.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)	621,100	40,425,691
Hankook Tire Co., Ltd. (Automotive)	1,170,000	26,836,619
Hynix Semiconductor, Inc. (Electrical Equipment) *	571,500	23,025,794
Kookmin Bank - ADR (Banks)	292,728	25,113,135
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	56,959	13,953,058
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	164,311	53,963,899
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	179,400	36,749,584

2

	Shares	Value (1)

Shinsegae Co., Ltd. (Retailers)	21,100	13,758,614
		233,826,394
Taiwan - 5.7%
Advantech Co., Ltd. (Computers & Information)	3,868,621	12,225,102
Delta Electronics (Electrical Equipment)	8,690,930	34,210,556
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	5,478,600	45,180,467
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	14,508,158	28,602,310
		120,218,435
Thailand - 2.5%
PTT Exploration & Production PCL (Oil & Gas)	6,559,900	24,860,613
Siam Commercial Bank-Alien (Banks)	11,405,400	27,690,386
		52,550,999
Turkey - 1.1%
Turkiye Is Bankasi (Banks)	4,122,998	22,474,408

United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,101,700	17,357,706

United States - 1.0%
NII Holdings, Inc. (Communications) *	262,900	22,088,858

Total Common Stocks (Cost $1,277,919,734)		2,001,006,015

Preferred Stocks - 4.1%
Brazil - 3.0%
All America Latina Logistica SA (Transportation)	1,874,100	25,474,943
Banco Itau Holding Financeria SA - ADR (Banks)	807,726	36,945,387
		62,420,330
Russia - 1.1%
Transneft (Oil & Gas)	12,760	23,606,000

Total Preferred Stocks (Cost $43,150,761)		86,026,330

	Face
	Amount
Short Term Investments - 2.0%
Federal Home Loan Bank, 5.151%, due 08/24/07 ††	11,746,043	11,746,043
Federal Home Loan Bank, 5.153%, due 08/17/07 ††	11,751,044	11,751,044
Federal Home Loan Mortgage Corporation, 5.176%, due 08/07/07 ††	5,861,051	5,861,051
Federal Home Loan Mortgage Corporation, 5.183%, due 09/07/07 ††	11,717,179	11,717,179

Total Short Term Investments (Cost $41,075,317)		41,075,317

Repurchase Agreement - 0.2%
Morgan Stanley Repurchase Agreement, 5.365%, due 08/01/2007 in the amount of $5,269,120; issued 07/31/2007 (collateralized by $6,810,338 par of FHLB and FHLMC, 0.00% due 08/07/07-04/08/19, with an aggregate market value of $5,269,196. (Cost $5,165,804) ††	5,165,804	5,165,804

Total Investments - 101.3% (Cost $1,367,311,616)		$2,133,273,466

Other Assets Less Liabilities - (1.3)%		(26,941,803)

Net Assets - 100.0%		$2,106,331,663

See Notes to Financial Statements

3

Summary of Abbreviations
ADR -	American Depository Receipt
FHLB -	Federal Home Loan Bank
FHLMC -	Federal Home Loan Mortgage Corporation
GDR -	Global Depositary Receipt
Reg S -	Security sold outside United States without registration under the Securities Act of 1933

(1)	See Note 2 to Financial Statements
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at July 31, 2007; the value of the securities loaned amounted to $44,769,845. The value of collateral amounted to $46,241,121 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

4

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Banks	13.0%
Beverages, Food & Tobacco	11.5
Building Materials	2.0
Chemicals	5.4
Commercial Services & Supplies	7.9
Communications	3.4
Computer Software & Processing	2.8
Computers & Information	0.8
Electrical Equipment	14.3
Financial Services	11.4
Health Care Providers & Services	2.1
Heavy Machinery	5.0
Insurance	1.6
Medical Supplies	5.5
Oil & Gas	11.7
Pharmaceuticals	2.8
Real Estate	1.7
Retailers	1.8
Total Investments	104.7
Other Assets Less Liabilities	(4.7)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

	Shares	Value (1)

Common Stocks - 96.4%

Australia - 1.6%
Cochlear Ltd. (Medical Supplies)	113,700	5,923,622

Austria - 2.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	100,470	7,569,044

Bermuda - 3.2%
Bunge Ltd. (Beverages, Food & Tobacco) †	134,030	12,144,458

Canada - 5.1%
EnCana Corp. (Oil & Gas) †	151,582	9,243,470
Imperial Oil Ltd. (Oil & Gas)	214,490	10,053,146
		19,296,616
France - 10.3%
Air Liquide (Chemicals)	92,584	11,943,486
Dassault Systemes SA (Computer Software & Processing)	176,600	10,552,193
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	67,300	7,520,524
Schneider Electric SA (Electrical Equipment)	68,660	9,196,166
		39,212,369
Germany - 3.4%
Fresenius AG (Health Care Providers & Services)	64,420	4,750,266
Qiagen NV (Commercial Services & Supplies) * †	471,250	8,162,815
		12,913,081
Hong Kong - 3.1%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	544,000	5,795,801
Li & Fung Ltd. (Commercial Services & Supplies)	1,670,200	5,823,547
		11,619,348
India - 1.5%
HDFC Bank Ltd. (Banks)	199,850	5,834,988

Indonesia - 1.1%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	84,710	4,031,349

Ireland - 2.0%
CRH PLC (Building Materials)	168,302	7,483,247

Japan - 17.4%
Fanuc Ltd. (Electrical Equipment)	70,400	7,645,755
Hirose Electronics Co., Ltd. (Electrical Equipment)	37,700	4,660,601
Hoya Corp. (Electrical Equipment)	184,300	5,867,519
JSR Corp. (Chemicals)	336,300	8,466,175
Keyence Corp. (Electrical Equipment)	34,065	7,328,553
Kubota Corp. (Heavy Machinery)	1,147,300	9,575,997
Monex Beans Holdings Inc. (Computers & Information)	4,040	2,914,382
Nomura Holdings Inc. (Financial Services)	361,500	6,895,744
Sumitomo Realty & Development Co., Ltd. (Real Estate)	215,000	6,389,004
Yokogawa Electric Corp. (Electrical Equipment)	481,800	6,542,251
		66,285,981
Mexico - 4.2%
America Movil SA de CV, Series L - ADR (Communications)	149,900	8,976,012
Wal-Mart de Mexico SA de CV - ADR (Retailers)	191,880	6,997,230
		15,973,242

1

	Shares	Value (1)

Poland - 1.4%
Bank Pekao SA - GDR (Banks) †	56,050	5,268,700

Russia - 1.5%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	130,500	5,622,327

Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	315,083	4,732,388

South Africa - 2.1%
Sasol Ltd. (Oil & Gas)	213,100	8,050,625

South Korea - 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	21,230	6,972,470

Spain - 2.7%
Banco Santander Central Hispano SA (Banks)	543,200	10,183,422

Sweden - 4.7%
Atlas Copco AB - Class A (Heavy Machinery)	549,800	9,446,639
Skandinaviska Enskilda Banken AB, Class A (Banks)	247,800	8,453,719
		17,900,358
Switzerland - 13.3%
Alcon Inc. (Medical Supplies)	56,650	7,732,725
Nestle SA - ADR (Beverages, Food & Tobacco)	114,820	11,091,761
Nobel Biocare Holding AG (Medical Supplies)	24,320	7,322,533
Roche Holding AG - Genusschein (Pharmaceuticals)	59,290	10,499,708
Swiss Re - Registered (Insurance)	69,500	5,938,201
UBS AG - Registered (Financial Services)	143,180	7,943,076
		50,528,004
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,230,271	6,368,363

United Kingdom - 11.1%
BG Group plc (Oil & Gas)	706,750	11,538,365
Standard Chartered plc (Banks)	225,490	7,383,409
Tesco plc (Beverages, Food & Tobacco)	919,370	7,548,773
Unilever plc (Beverages, Food & Tobacco)	180,535	5,619,239
WPP Group plc (Commercial Services & Supplies)	718,530	10,294,859
		42,384,645

Total Common Stocks (Cost $213,843,572)		366,298,647

Preferred Stocks - 0.9%
Germany - 0.9%
Fresenius AG (Health Care Providers & Services)	41,300	3,281,304

Total Preferred Stocks (Cost $2,977,498)		3,281,304

2

	Face
	Amount	Value (1)
Short Term Investments - 6.6%
Federal Home Loan Bank, 5.151%, due 08/24/07 ††	7,204,299	7,204,299
Federal Home Loan Bank, 5.153%, due 08/17/07 ††	7,207,366	7,207,366
Federal Home Loan Mortgage Corporation, 5.176%, due 08/07/07 ††	3,594,808	3,594,808
Federal Home Loan Mortgage Corporation, 5.183%, due 09/07/07 ††	7,186,595	7,186,595

Total Short Term Investments (Cost $25,193,068)		25,193,068

Repurchase Agreement - 0.8%
Morgan Stanley Repurchase Agreement, 5.365%, due 08/01/07 in the amount of $3,231,754; issued 07/31/07 (collateralized by $4,177,042 par of FHLB and FHLMC, 0.00% due 08/07/07-04/08/19, with an aggregate market value of $3,231,800) (Cost $3,168,386) ††	3,168,386	3,168,386

Total Investments - 104.7% (Cost $245,182,524)		$397,941,405

Other Assets Less Liabilities - (4.7)%		(17,779,222)

Net Assets - 100.0%		$380,162,183

See Notes to Financial Statements

Summary of Abbreviations
ADR -	American Depository Receipt
FHLB -	Federal Home Loan Bank
FHLMC -	Federal Home Loan Mortgage Corporation
GDR -	Global Depositary Receipt
Reg S -	Security sold outside United States without registration under the Securities Act of 1933

(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at July 31, 2007; the value of the securities loaned amounted to $27,322,842. The value of collateral amounted to $28,361,454 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

Percentage of
Industry	Net Assets
Banks	6.3%
Beverages, Food & Tobacco	4.1
Chemicals	6.0
Commercial Services & Supplies	4.1
Communications	7.5
Computer Software & Processing	4.5
Computers & Information	3.2
Cosmetics & Personal Care	3.5
Electrical Equipment	9.8
Financial Services	4.0
Heavy Machinery	2.7
Industrial - Diversified	5.4
Insurance	3.3
Media	3.5
Medical Supplies	5.8
Metals & Mining	3.3
Oil & Gas	11.2
Pharmaceuticals	6.7
Real Estate	1.3
Retailers	2.3
Transportation	2.8
Total Investments	101.3
Other Assets Less Liabilities	(1.3)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

	Shares	Value (1)

Common Stocks - 99.1%

Australia - 4.6%
Cochlear Ltd. (Medical Supplies)	9,000	468,888
Rio Tinto Ltd. (Metals & Mining)	14,960	1,173,023
		1,641,911
Austria - 1.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	4,900	369,148

Canada - 2.2%
EnCana Corp. (Oil & Gas)	12,850	783,593

China - 2.8%
China Merchants Holdings International Co., Ltd. (Transportation)	208,000	1,008,647

France - 10.8%
Air Liquide (Chemicals)	3,810	491,496
Dassault Systemes SA (Computer Software & Processing)	10,650	636,358
L’Oreal SA (Cosmetics & Personal Care)	6,920	791,008
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	370,327
Schlumberger Ltd. (Oil & Gas)	16,400	1,553,408
		3,842,597
Germany - 2.1%
Qiagen NV (Commercial Services & Supplies) * †	43,900	760,419

Hong Kong - 2.0%
Li & Fung Ltd. (Commercial Services & Supplies)	201,800	703,623

Indonesia - 1.5%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	11,500	547,285

Japan - 10.3%
Fanuc Ltd. (Electrical Equipment)	3,100	336,674
JSR Corp. (Chemicals)	28,800	725,025
Keyence Corp. (Electrical Equipment)	4,160	894,959
Monex Beans Holdings Inc. (Computers & Information)	370	266,911
Nomura Holdings Inc. (Financial Services)	33,900	646,655
Sumitomo Realty & Development Co., Ltd. (Real Estate)	16,000	475,461
Yokogawa Electric Corp. (Electrical Equipment)	23,000	312,312
		3,657,997
Mexico - 1.6%
America Movil SA de CV, Series L - ADR (Communications)	9,600	574,848

South Africa - 1.3%
Sasol Ltd. (Oil & Gas)	12,440	469,966

South Korea - 0.9%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	940	308,720

Spain - 1.3%
Bankinter SA (Banks)	27,000	467,058

1

	Shares	Value (1)

Switzerland - 7.5%
Alcon Inc. (Medical Supplies)	3,900	532,350
Nestle SA - ADR (Beverages, Food & Tobacco)	6,820	658,821
Novartis AG - Registered (Pharmaceuticals)	6,920	373,816
Roche Holding AG - Genusschein (Pharmaceuticals)	2,200	389,600
Swiss Re - Registered (Insurance)	4,700	401,576
Synthes Inc. (Medical Supplies)	2,800	325,755
		2,681,918
Taiwan - 1.0%
Advantech Co., Ltd. (Computers & Information)	113,000	357,088

United Kingdom - 3.9%
Pearson plc (Media)	28,800	461,790
Standard Chartered plc (Banks)	27,700	907,004
		1,368,794
United States - 44.3%
3M Co. (Industrial - Diversified)	11,780	1,047,478
Abbott Laboratories (Pharmaceuticals)	13,100	664,039
Air Products & Chemicals Inc. (Chemicals)	4,750	410,257
American International Group (Insurance)	12,100	776,578
Analog Devices (Electrical Equipment)	17,400	616,830
Automatic Data Processing Inc. (Computer Software & Processing)	7,720	358,362
Caterpillar Inc. (Heavy Machinery)	12,000	945,600
Cisco Systems Inc. (Communications) *	36,700	1,060,997
Colgate-Palmolive Co. (Cosmetics & Personal Care)	6,850	452,100
eBay Inc. (Computers & Information) *	16,050	520,020
Electronic Arts Inc. (Computer Software & Processing) *	12,600	612,864
Emerson Electric Co. (Electrical Equipment)	21,500	1,012,005
Exxon Mobil Corp. (Oil & Gas)	14,050	1,196,076
Genentech Inc. (Pharmaceuticals) *	3,600	267,768
General Electric Co. (Industrial - Diversified)	22,700	879,852
Medco Health Solutions Inc. (Pharmaceuticals) *	8,639	702,092
Medtronic Inc. (Medical Supplies)	14,450	732,182
Praxair Inc. (Chemicals)	6,600	505,692
Qualcomm Inc. (Communications)	11,600	483,140
The Coca-Cola Company (Beverages, Food & Tobacco)	8,130	423,654
Viacom Inc., Class B (Media) *	20,875	799,513
Walgreen Co. (Retailers)	18,350	810,703
Wells Fargo & Co. (Banks)	14,400	486,288
		15,764,090

Total Common Stocks (Cost $23,549,032)		35,307,702

	Face
	Amount
Short Term Investments - 2.0%
Federal Home Loan Bank , 5.151%, due 08/24/07 ††	200,724	200,724
Federal Home Loan Bank, 5.153%, due 08/17/07 ††	200,810	200,810
Federal Home Loan Mortgage Corporation, 5.176%, due 08/07/07 ††	100,158	100,158
Federal Home Loan Mortgage Corporation, 5.183%, due 09/07/07 ††	200,231	200,231

Total Short Term Investments (Cost $701,923)		701,923

2

	Face
	Amount	Value (1)
Repurchase Agreement - 0.2%
Morgan Stanley Repurchase Agreement, 5.365%, due 08/01/07 in the amount of $90,042; issued 07/31/07 (collateralized by $116,380 par of FHLB and FHLMC, 0.00% due 08/07/07-04/08/19, with an aggregate market value of $90,044. (Cost $88,277) ††	88,277	88,277

Total Investments - 101.3% (Cost $24,339,232)		$36,097,902

Other Assets Less Liabilities - (1.3)%		(464,562)

Net Assets - 100.0%		$35,633,340

See Notes to Financial Statements

Summary of Abbreviations
ADR -	American Depository Receipt
FHLB -	Federal Home Loan Bank
FHLMC -	Federal Home Loan Mortgage Corporation
GDR -	Global Depositary Receipt
Reg S -	Security sold outside United States without registration under the Securities Act of 1933

(1)	See Note 2 to Financial Statements
*	Non-income producing security.
†

All or a portion of this security was out on loan at July 31, 2007; the value of the securities loaned amounted to $749,026. The value of collateral amounted to $790,200 which consisted of cash equivalents.

††	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.1%
Automotive	3.3
Banks	3.8
Beverages, Food & Tobacco	9.8
Chemicals	7.6
Commercial Services & Supplies	12.6
Communications	2.3
Computers & Information	1.6
Cosmetics & Personal Care	2.8
Electrical Equipment	10.2
Environmental Controls	1.8
Financial Services	2.5
Forest Products & Paper	1.0
Heavy Machinery	3.8
Household Products	1.2
Industrial - Diversified	4.6
Insurance	0.9
Media	1.0
Medical Supplies	6.0
Metals & Mining	0.9
Oil & Gas	1.8
Pharmaceuticals	3.4
Retailers	2.5
Textiles & Apparel	4.4
Transportation	1.5
Total Investments	92.4
Other Assets Less Liabilities	7.6
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2007 (unaudited)

	Shares	Value (1)
Common Stocks - 91.4%

Australia - 5.0%
Bendigo Bank Ltd. (Banks)	1,200	16,400
Coates Hire Ltd. (Commercial Services & Supplies)	4,645	21,364
Great Southern Ltd. (Forest Products & Paper)	11,140	23,591
K & S Corp., Ltd. (Transportation)	12,055	35,982
SAI Global Ltd. (Media)	7,426	23,974
		121,311
Austria - 2.4%
BWT AG (Environmental Controls)	350	22,249
Semperit AG Holding (Industrial - Diversified)	802	36,761
		59,010
Belgium - 1.1%
Sioen Industries NV (Textiles & Apparel)	2,040	27,875

Canada - 1.6%
Laurentian Bank of Canada (Banks)	1,100	39,183

China - 3.9%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	80,000	39,949
Chen Hsong Holdings Ltd. (Heavy Machinery)	30,000	26,301
CHT Holdings Ltd. (Household Products)	72,000	28,280
		94,530
Denmark - 1.1%
NKT Holding A/S (Industrial - Diversified)	250	26,550

Finland - 2.9%
Stockmann Oyj Abp, Class B (Retailers)	360	16,616
Vacon Oyj (Electrical Equipment)	571	24,288
Vaisala Oyj, Class A (Electrical Equipment)	575	30,702
		71,606
France - 7.1%
Boiron SA (Pharmaceuticals)	674	20,871
Petit Forestier (Automotive)	258	32,876
Robertet SA (Cosmetics & Personal Care)	170	32,120
Societe Industrielle D’Aviations Latecoere SA (Aerospace & Defense)	828	25,744
Toupargel-Agrigel (Beverages, Food & Tobacco)	546	27,266
Vilmorin & Cie (Beverages, Food & Tobacco)	260	32,603
		171,480
Germany - 6.4%
Bijou Brigitte Modische Accessoires AG (Retailers)	99	18,450
Carl Zeiss Meditec AG (Medical Supplies)	1,850	39,523
Drillisch AG (Communications) *	3,570	32,187
IKB Deutsche Industriebank AG (Banks)	600	14,706
Muehlbauer Holding AG & Co. (Heavy Machinery)	520	18,880
SGL Carbon AG (Chemicals) *	615	31,324
		155,070
Hong Kong - 5.3%
Mainland Headwear Holdings Ltd. (Textiles & Apparel)	52,800	20,411
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	94,000	28,521
Top Form International Ltd. (Textiles & Apparel)	92,000	15,765
Wasion Meters Group Ltd. (Electrical Equipment)	58,000	34,362
Yip’s Chemical Holdings Ltd. (Chemicals)	42,000	30,141
		129,200

	Shares	Value (1)

Ireland - 0.9%
United Drug plc (Pharmaceuticals)	4,200	21,885

Italy - 5.4%
Cembre S.p.A (Electrical Equipment)	1,880	22,345
Marr S.p.A (Commercial Services & Supplies)	3,200	34,677
SABAF S.p.A (Electrical Equipment)	606	23,740
Sirti S.p.A (Communications)	6,750	23,874
Sol S.p.A (Chemicals)	3,457	26,867
		131,503
Japan - 14.5%
AISAN INDUSTRY Co., Ltd. (Automotive)	1,700	19,852
ASKUL Corp. (Retailers)	800	17,053
C. Uyemura & Co., Ltd. (Chemicals)	600	36,942
Daiseki Co., Ltd. (Commercial Services & Supplies)	1,480	35,291
LINTEC Corp. (Chemicals)	1,000	19,721
MIURA Co., Ltd. (Heavy Machinery)	900	28,471
NAGAILEBEN Co., Ltd. (Textiles & Apparel)	800	15,593
NAKANISHI Inc. (Medical Supplies)	200	23,257
Pasona Inc. (Commercial Services & Supplies)	10	14,777
PIGEON Corp. (Cosmetics & Personal Care)	2,300	37,294
Saint Marc Holdings Co., Ltd. (Retailers)	200	9,406
TSUMURA & Co. (Pharmaceuticals)	1,000	17,220
VIC TOKAI Corp. (Computers & Information)	5,100	39,189
Yamatake Corp. (Electrical Equipment)	1,200	36,604
		350,670
Malaysia - 3.9%
Kotra Industries Berhad (Pharmaceuticals)	85,800	21,963
MNRB Holdings Berhad (Insurance)	14,000	22,624
United Plantations Berhad (Beverages, Food & Tobacco)	7,400	29,047
YLI Holdings Berhad (Metals & Mining)	22,400	21,818
		95,452
Mexico - 1.6%
Gruma SA de CV, Class B (Beverages, Food & Tobacco)	10,400	38,262

Netherlands - 1.9%
Brunel International (Commercial Services & Supplies)	660	20,712
Kas Bank NV (Financial Services)	700	25,291
		46,003
New Zealand - 1.4%
Sanford Ltd. (Beverages, Food & Tobacco)	10,400	33,168

Singapore - 6.2%
Goodpack Ltd. (Commercial Services & Supplies)	24,000	36,411
KS Energy Services Ltd. (Oil & Gas)	17,000	43,280
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	26,000	39,731
United Test and Assembly Center Ltd. (Electrical Equipment) *	40,000	30,625
		150,047
Spain - 0.8%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	60	18,469

Sweden - 3.2%
Cloetta Fazer AB, Class B (Beverages, Food & Tobacco)	950	31,601
KABE Husvagnar AB, Class B (Industrial - Diversified)	1,100	19,339
Mekonomen AB (Automotive)	1,500	27,590
		78,530

	Shares	Value (1)

Switzerland - 1.9%
Lem Holding SA (Electrical Equipment)	90	23,498
Valiant Holding (Banks) *	150	21,897
		45,395
Taiwan - 2.0%
K Laser Technology, Inc. (Electrical Equipment)	16,000	20,411
Taiwan Paiho Ltd. (Industrial - Diversified)	19,000	28,438
		48,849
Thailand - 0.7%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco) *	58,900	17,788

United Kingdom - 10.2%
Alexandra plc (Textiles & Apparel)	10,415	27,387
Corin Group plc (Medical Supplies)	2,947	34,420
Fonebak plc (Environmental Controls)	13,600	21,393
Hamworthy KSE (Commercial Services & Supplies)	2,530	31,401
PayPoint plc (Financial Services)	2,969	35,074
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	3,043	28,498
RPS Group plc (Commercial Services & Supplies)	5,920	41,418
Synergy Healthcare plc (Medical Supplies)	1,480	26,965
		246,556

Total Common Stocks (Cost $2,010,334)		2,218,392

Preferred Stocks - 0.9%
Germany - 0.9%
Draegerwerk AG (Medical Supplies)	265	22,163

Total Preferred Stocks (Cost $23,877)		22,163

Warrants - 0.1%
Singapore - 0.1%
Goodpack Ltd. Warrants, Expires 7/16/2009 (Commercial Services & Supplies)	3,000	1,900

Total Warrants (Cost $0)		1,900

Total Investments - 92.4% (Cost $2,034,211)		$2,242,455

Other Assets Less Liabilities - 7.6%		183,839

Net Assets - 100.0%		$2,426,294

See Notes to Financial Statements

Summary of Abbreviations
(1)	See Note 2 to Financial Statements
*	Non-income producing security.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2007 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has five Portfolios (individually, “Portfolio”), all of which were active as of July 31, 2007: Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”); International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); and International Small Companies Portfolio (“International Small Companies”). The investment objective of each Portfolio is as follows: Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States.

The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Advisor”). Institutional Emerging Markets commenced operations on October 17, 2005.  Emerging Markets commenced operations on November 9, 1998.  International Equity commenced operations on October 31, 1996 after acquiring net assets of AMT Capital Fund, Inc.’s International Equity Portfolio for which Harding Loevner Management L.P. had served as sub-advisor.  Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class.  Investor Class of International Equity commenced operations on September 30, 2005.  Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. The Investor Class of Global Equity has not yet commenced operations.  Investor Class of International Small Companies commenced operations on March 26, 2007.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolios’ net asset value and such significant event has a material impact on the Portfolios’ net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures.  As of July 31, 2007, there were two securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends).  The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold.  Income and expenses are translated at exchange rates prevailing when accrued.  The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the fund is indemnified by State Street Bank and Trust, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

3. Investment Transactions

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at July 31, 2007, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost

Institutional Emerging Markets	$46,015,855	$310,910	$45,704,945	$153,052,368
Emerging Markets	761,002,366	1,796,199	759,206,167	1,374,067,299
International Equity	155,839,160	3,617,701	152,221,459	245,719,946
Global Equity	12,078,749	365,823	11,712,926	24,384,976
International Small Companies	270,960	62,716	208,244	2,034,211

There was no unrealized appreciation (depreciation) on foreign currency for the Funds for the period ended July 31, 2007.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on July 31, 2007.

5. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.  If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day.  If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Institutional Emerging Markets, Emerging Markets, International Equity, Global Equity, and International Small Companies are authorized to invest.

7. Recently Issued Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. Subsequent Events

Effective July 2, 2007, the parent company of Investors Bank and Trust Company (the Custodian) was acquired by State Street Bank and Trust Company.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/S/ David R. Loevner
David R. Loevner, President

Date:	September 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ David R. Loevner
David R. Loevner, President

Date:	September 13, 2007

By	/S/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date:	September 13, 2007